Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments Schedule [Abstract]
Short-Term Investments	Short-term investments consisted of the following as of December 31, 2017 and 2018:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Time deposits	548,890	245,014	35,636